Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Equipment and Depreciation
Property and equipment, Gross	$ 1,318,213,000	$ 910,726,000
Property and equipment, Net	1,068,718,000	729,127,000
Accumulated amortization	249,495,000	181,599,000
Frequent Flyer Program
Estimated transportation period relating to Mileage Credits	22 months
Estimated transportation period relating to Mileage Credits accumulated	5 months
Commissions and Other Selling Expenses
Advertising expense	11,200,000	9,200,000	11,000,000
Capitalized Interest
Weighted average borrowing rate (as a percent)	7.00%	6.60%	7.00%
Boeing 717-200 aircraft and engines | Minimum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Residual value (as a percent)	7.00%
Boeing 717-200 aircraft and engines | Maximum
Property, Equipment and Depreciation
Estimated useful lives	11 years
Residual value (as a percent)	34.00%
Boeing 767-300 aircraft and engines | Minimum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Residual value (as a percent)	0.00%
Boeing 767-300 aircraft and engines | Maximum
Property, Equipment and Depreciation
Estimated useful lives	20 years
Residual value (as a percent)	10.00%
Airbus A330-200 aircraft and engines
Property, Equipment and Depreciation
Estimated useful lives	25 years
Residual value (as a percent)	10.00%
Aircraft under capital leases | Minimum
Property, Equipment and Depreciation
Estimated useful lives	8 years
Aircraft under capital leases | Maximum
Property, Equipment and Depreciation
Estimated useful lives	12 years
Major rotable parts | Minimum
Property, Equipment and Depreciation
Residual value (as a percent)	10.00%
Major rotable parts | Maximum
Property, Equipment and Depreciation
Residual value (as a percent)	15.00%
Furniture, fixtures and other equipment | Minimum
Property, Equipment and Depreciation
Estimated useful lives	3 years
Furniture, fixtures and other equipment | Maximum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Capitalized software
Property, Equipment and Depreciation
Property and equipment, Net	15,400,000	16,000,000
Amortization expense	$ 7,700,000	$ 5,900,000	$ 6,700,000
Capitalized software | Minimum
Property, Equipment and Depreciation
Estimated useful lives	3 years
Capitalized software | Maximum
Property, Equipment and Depreciation
Estimated useful lives	7 years